Income from operations - Disaggregation of Sales per geographical cluster (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from operations [Line Items]
Revenue from contracts with customers	€ 17,435	€ 16,738	€ 16,851
Revenue From Other Sources	391	418	462
Revenue	17,827	17,156	17,313
Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers	3,572	3,624	3,682
Revenue From Other Sources	31	21	19
Revenue	3,603	3,645	3,702
North America [member]
Income from operations [Line Items]
Revenue from contracts with customers	7,502	6,695	6,789
Revenue From Other Sources	86	86	95
Revenue	7,588	6,781	6,884
Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	1,369	1,386	1,408
Revenue From Other Sources	274	309	342
Revenue	1,643	1,694	1,750
Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	12,443	11,705	11,879
Revenue From Other Sources	390	415	457
Revenue	12,833	12,120	12,336
Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	4,992	5,033	4,972
Revenue From Other Sources	1	3	5
Revenue	4,993	5,036	4,977
Goods or services transferred at point in time [member]
Income from operations [Line Items]
Revenue from contracts with customers	12,263	12,142	12,580
Goods or services transferred at point in time [member] | Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers	2,387	2,537	2,747
Goods or services transferred at point in time [member] | North America [member]
Income from operations [Line Items]
Revenue from contracts with customers	4,889	4,427	4,654
Goods or services transferred at point in time [member] | Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	972	1,000	1,035
Goods or services transferred at point in time [member] | Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	8,248	7,964	8,435
Goods or services transferred at point in time [member] | Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	4,015	4,178	4,145
Goods or services transferred over time [member]
Income from operations [Line Items]
Revenue from contracts with customers	5,172	4,596	4,271
Goods or services transferred over time [member] | Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers	1,183	1,087	936
Goods or services transferred over time [member] | North America [member]
Income from operations [Line Items]
Revenue from contracts with customers	2,612	2,268	2,135
Goods or services transferred over time [member] | Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	399	386	373
Goods or services transferred over time [member] | Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	4,194	3,741	3,444
Goods or services transferred over time [member] | Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	€ 978	€ 856	€ 828